Significant Accounting Policies (Details 5) (Water facility development agreement)	12 Months Ended
Mar. 31, 2014 item
Water facility development agreement
Water facility development agreement
Maximum period for which the option is available to operate the facility	90 days
Number of options specified in the agreement for the calculation of the purchase price	2